Consolidated Statement of Financial Position - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 275,875	$ 3,174,700
Trade and other receivables		904,564	1,288,513
Other assets		294,355	356,782
Total current assets		1,474,794	4,819,995
Non-current assets
Property, plant and equipment		196,929	380,018
Right of use assets		280,810	314,596
Intangible assets		4,204,966	3,720,272
Total non-current assets		4,682,705	4,414,886
Total assets		6,157,499	9,234,881
Current liabilities
Trade and other payables		1,252,503	2,507,573
Borrowings	[1]	271,600	301,600
Provisions		211,300	214,465
Accrued expenses		496,749	512,611
Lease liabilities		128,669	85,165
Contract and other liabilities		147,640	152,211
Total current liabilities		2,508,461	3,773,625
Non-current liabilities
Lease liabilities		203,909	332,578
Provisions		133,399	138,721
Total non-current liabilities		337,308	471,299
Total liabilities		2,845,769	4,244,924
Net assets		3,311,730	4,989,957
Equity
Issued capital		48,588,888	47,930,486
Reserves		2,925,679	2,404,933
Accumulated losses		(48,202,837)	(45,345,462)
Total equity		$ 3,311,730	$ 4,989,957

[1]	The Company has on issue unsecured convertible notes totaling A$271,600, including accrued interest. These notes have matured, have a fixed repayment amount and are not accruing further interest. These notes automatically convert to equity upon an ASX listing, however, due to the Company now being listed on Nasdaq the Company is unlikely to pursue an ASX listing, in which case the notes can only be redeemed in cash at their face value plus interest. All convertible notes are due and payable as at reporting date.